August 14, 2017

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:
American Century Quantitative Equity Funds, Inc. (the "Registrant")
1933 Act File No. 033-19589, Post Effective Amendment No. 95
1940 Act File No. 811-05447, Amendment No. 97 (collectively, the "Amendment")

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the Securities Act of 1933, the aforementioned Registrant hereby submits for filing the following Amendment to the Registration Statement on Form N-1A.

The principal purposes of this Amendment are to: (i) make changes to the strategies and risks of the AC Alternatives Disciplined Long Short Fund (the “Fund”), and (ii) make certain other non-material changes deemed appropriate by the Registrant.

Please note that the only material differences between this prospectus for the Fund and the previous prospectus for the Fund (filed in connection with Post-Effective Amendment No. 86 on October 28, 2016 pursuant to Rule 485(b) (Files No. 033-19589; 811-05447)) relate to the changes in the strategies and risks of the Fund. All differences between the two prospectuses not related to the strategies and risks of the Fund are non-material changes that could otherwise be included in a Rule 485(b) filing.

The differences between the Registrant’s statement of additional information included in this Post-Effective Amendment No. 95 and the statement of additional information of the Registrant filed in connection with its Post-Effective Amendment No. 86 on October 28, 2016 are attributable to (i) disclosure related to the changes in the strategies and risks of the Fund, (ii) disclosure related to the addition of new classes of certain of the Registrant’s other funds, which was included in the statement of additional information filed in connection with Post-Effective Amendment No. 92 on April 7, 2017 (for which the Registrant was granted relief under Rule 485(b)(1)(vii) of the Securities Act of 1933), and (iii) the non-material changes referenced above.

This submission is R tagged to show changes from the prospectus and statement of additional information filed in connection with Post-Effective Amendment No. 86 on October 28, 2016.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3267.

Sincerely,

/s/ Evan C. Johnson
Evan C. Johnson
Corporate Counsel

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com